Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended			32 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(1)		Compensation Actually Paid to CEO(2)		Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (millions)(7)	Adjusted Operating Income (millions)(8)
	Augustus C. Griffin	David J. Colo	Augustus C. Griffin	David J. Colo			TSR(5)	Peer Group TSR(6)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	N/A	4,069,977	N/A	5,284,166	1,345,585	1,371,973	208.52	106.67	108.87	148.97
2021	N/A	3,373,695	N/A	4,038,070	1,139,922	1,441,624	139.72	130.79	90.82	126.36
2020	1,194,892	1,859,171	1,075,003	2,026,211	826,587	818,709	78.42	95.69	40.35	54.24

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]		The amounts reported in columns (b) reflect the Summary Compensation Table Total for Mr. Augustus C. Griffin and Mr. David J. Colo for the years in which they served as CEO. For the years reported in the table, Mr. Griffin was our CEO from January 2020 to May 2020, and Mr. Colo was our CEO from May 2020 to December 2022. The dollar amount reported in column (d) represents the average of the amounts reported for the Company’s named executed officers (“NEOs”) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Brandon M. Gall, David S. Bratcher, David E. Dykstra, Stephen J. Glaser, Amel Pasagic, and Erika Lapish; (ii) for 2021, Brandon M. Gall, David S. Bratcher, David E. Dykstra, and Stephen Glaser; and (iii) for 2020, Brandon M. Gall, David E. Rindom, David E. Dykstra, and Stephen J. Glaser.The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Griffin and Mr. Colo), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Griffin and Mr. Colo) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2.
Peer Group Issuers, Footnote [Text Block]		(6) Represents the weighted peer group TSR assuming a fixed $100 investment made on December 31, 2019, dividend reinvestment and weighted according to the respective companies’ stock market capitalization at December 31, 2019. The peer group used for this purpose is the following published industry index: Russell 2000 – Consumer Staples (line of business comparison). We also utilize this index in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Mr. Griffin and Mr. Colo, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Griffin and Mr. Colo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each of Mr. Griffin’s and Mr. Colo’s compensation for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total ($)	Minus:	Plus:	Compensation Actually Paid ($)
		Summary Compensation Table Stock Awards(A) ($)	Equity Awards Adjustments(B) ($)
David J. Colo
2022	4,069,977	1,712,716	2,926,905	5,284,166
2021	3,373,695	1,281,242	1,945,617	4,038,070
2020	1,859,171	209,440	376,480	2,026,211
Augustus C. Griffin
2020	1,194,892	120,970	1,081	1,075,003
(A) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(B)    The equity award adjustments are shown in the following table.

Year	Year-End Fair Value of Equity Awards That Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Fair Value of Equity Awards Forfeited During Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Value of Dividends or other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Awards Adjustments ($)
David J. Colo
2022	2,342,488	0	0	0	584,418	0	2,926,905
2021	1,642,177	0	0	0	303,440	0	1,945,617
2020	376,480	0	0	0	0	0	376,480
Augustus C. Griffin
2020	166,263	(137,847)	0	0	(27,337)	0	1,081

Non-PEO NEO Average Total Compensation Amount		$ 1,345,585	$ 1,139,922	$ 826,587
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,371,973	1,441,624	818,709
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Minus:	Plus:	Average Compensation Actually Paid to Non-CEO NEOs ($)
		Average Reported Value of Equity Awards That Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Average Equity Awards Actually Paid(A) ($)
2022	1,345,585	354,664	381,052	1,371,973
2021	1,139,922	386,099	687,801	1,441,624
2020	826,587	86,944	79,066	818,709
(A)     The equity award adjustments are shown in the following table.

Year	Average Year-End Fair Value of Equity Awards that Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Fair Value of Equity Awards Forfeited During Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Awards Adjustments ($)
2022	386,479	(5,964)	0	(103,943)	104,479	0	381,052
2021	506,307	22,312	0	0	159,183	0	687,801
2020	119,497	(33,114)	0	0	(7,317)	0	79,066

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Colo and Mr. Griffin and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Colo and Mr. Griffin) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Colo, Mr. Griffin and the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s compensation program objectives are to align compensation program with our business objectives and stockholders’ interests, to reward performance, to be externally competitive and internally equitable, and to retain talent on a long-term basis. In particular, our philosophy is to balance salary and benefits with incentive and equity compensation so that the interests of the executive officers will be aligned with those of stockholders.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Colo and Mr. Griffin and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Colo and Mr. Griffin) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of Adjusted Operating Income, which the Company uses when setting goals in the Company’s short-term incentive and long-term incentive compensation programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted Operating Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Colo and Mr. Griffin and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Colo and Mr. Griffin) is generally aligned with the Company’s Adjusted Operating Income over the three years presented in the table. While the Company uses several financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was $208.52, while the cumulative TSR of the peer group presented for this purpose, Russell 2000 – Consumer Staples (line of business comparison), was $106.67 over the three years presented in the table.

Tabular List [Table Text Block]		Adjusted Operating Income •Adjusted EBITDA •Adjusted Basic Earnings Per Share
Total Shareholder Return Amount		$ 208.52	139.72	78.42
Peer Group Total Shareholder Return Amount		106.67	130.79	95.69
Net Income (Loss)		$ 108,870,000	$ 90,820,000	$ 40,350,000
Company Selected Measure Amount		148,970,000	126,360,000	54,240,000
PEO Name	Mr. Augustus C. Griffin				Mr. David J. Colo
Additional 402(v) Disclosure [Text Block]		Cumulative TSR is the value of a fixed $100 investment made on December 31, 2019 through and including the end of the fiscal year for each year reported in the table assuming dividend reinvestment. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income
Non-GAAP Measure Description [Text Block]		Our company-selected measure is Adjusted Operating Income as defined above under “Compensation Discussion and Analysis.” While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Basic Earnings Per Share
Colo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,069,977	$ 3,373,695	$ 1,859,171
PEO Actually Paid Compensation Amount		5,284,166	4,038,070	2,026,211
Griffin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,194,892
PEO Actually Paid Compensation Amount				1,075,003
PEO [Member] | Colo [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,712,716	1,281,242	209,440
PEO [Member] | Colo [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,926,905	1,945,617	376,480
PEO [Member] | Colo [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		2,342,488	1,642,177	376,480
PEO [Member] | Colo [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Colo [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Colo [Member] | Equity Awards, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Colo [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		584,418	303,440	0
PEO [Member] | Colo [Member] | Equity Awards, Value of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Griffin [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				120,970
PEO [Member] | Griffin [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,081
PEO [Member] | Griffin [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				166,263
PEO [Member] | Griffin [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				137,847
PEO [Member] | Griffin [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Griffin [Member] | Equity Awards, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Griffin [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				27,337
PEO [Member] | Griffin [Member] | Equity Awards, Value of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		354,664	386,099	86,944
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		381,052	687,801	79,066
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		386,479	506,307	119,497
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		5,964	22,312	33,114
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
Non-PEO NEO [Member] | Equity Awards, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		103,943	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		104,479	159,183	7,317
Non-PEO NEO [Member] | Equity Awards, Value of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ 0	$ 0	$ 0